Schedule of Due to Related Parties and Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2023 SGD ($)
Kelvin Ang [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 61,707		$ 150,426	$ 83,388
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	61,707		150,426	$ 83,388
Fine Build Ninefold Group Construction Company Private Limited [Member]
Related Party Transaction [Line Items]
Supply construction material			25,633
54 Pandan Road Pte Ltd [Member]
Related Party Transaction [Line Items]
Payments for Rent			$ 30,000
Fastfixs System Pte Ltd [Member]
Related Party Transaction [Line Items]
Consultation fee	102,120	$ 138,000
Supply of labors	$ 31,823	$ 43,004